INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
INVESTMENTS

NOTE 19    INVESTMENTS

	At December 31, 2017
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable equity securities	$38	$32	$(8)	$62

Non-current:
Marketable equity securities:
Continental Gold Inc.	$109	$—	$(8)	$101
Other marketable equity securities	4	—	(2)	2
	113	—	(10)	103

Other investments, at cost	12	—	—	12

Equity method investments:
TMAC Resources Inc. (28.79%)	115	—	—	115
Minera La Zanja S.R.L. (46.94%)	50	—	—	50
	165	—	—	165
	$290	$—	$(10)	$280

Non-current restricted investments: (1)
Marketable debt securities	$58	$—	$(3)	$55
Other assets	8	1	—	9
	$66	$1	$(3)	$64

	At December 31, 2016
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable equity securities	$33	$27	$(4)	$56

Non-current:
Marketable debt securities:
Asset backed commercial paper	$16	$2	$—	$18

Other investments, at cost	6	—	—	6

Equity method investments:
TMAC Resources Inc. (29.00%)	108	—	—	108
Minera La Zanja S.R.L. (46.94%)	71	—	—	71
Euronimba Ltd. (43.50%)	4	—	—	4
	183	—	—	183
	$205	$2	$—	$207

Non-current restricted investments: (1)
Marketable debt securities	$48	$1	$—	$49
Other assets	12	1	—	13
	$60	$2	$—	$62
(1)

Non-current restricted investments are legally pledged for purposes of settling reclamation and remediation obligations.  These amounts are included in Other non-current assets. For further information regarding these amounts see Note 7.

In November 2017, Newmont participated in the TMAC offering acquiring 2 million shares at a price of C$7.00 per share for $12, maintaining its 28.79% ownership interest, which is diluted from 2016 due primarily to the exercising of warrants held by other shareholders. At December 31, 2016, Newmont’s ownership was diluted to 29.00% due primarily to the exercising of warrants held by other shareholders.

In August 2017, Newmont sold approximately two-thirds of its interest in Novo for $15, resulting in a pre-tax gain of $5 recorded in Other income, net. Newmont continues to hold approximately 6 million common shares of Novo. The cost of the investment sold was determined using the specific identification method.

In June 2017, Newmont exchanged its 31% interest in the Fort á la Corne joint venture in consideration for 54 million common shares and 1 million common share warrants in Shore Gold, valued at $15. Following the transaction, Newmont held a 19.9% equity ownership in Shore Gold. This investment has been classified as current.

In May 2017, Newmont purchased 37 million common shares of Continental Gold Inc. (“Continental”) at C$4.00 per share. Continental is developing the high-grade Buriticá gold project in Colombia. Total consideration paid by Newmont was $109 for a 19.9% equity ownership in Continental.

In April 2017, Newmont purchased 13 million units  (one common share and one warrant per unit) of Goldstrike Resources Ltd. (“Goldstrike”) at a price of C$0.47 per share for $4. The investment secures rights to explore and develop the Plateau property located in a highly prospective mineralized trend in Canada’s Yukon Territory with Goldstrike, with the ability to earn additional ownership in the project through exploration investment. This investment has been classified as non-current.

In January 2017, the Company’s remaining asset backed commercial paper was called at par resulting in no realized gain or loss.

In November 2016, $8 of the Company’s auction rate securities were called at par resulting in no realized gain or loss.

In September 2016, Novo issued 765,115 common shares to Talga Resources Ltd. for payment of the purchase price for certain projects. As a result of the issuance of these additional shares, Newmont’s ownership in Novo decreased to 19.97%. The Company determined that Novo no longer qualified as an equity method investment and is now accounting for this investment as an available for sale security. At December 31, 2016, Newmont recognized an unrealized loss of $4 in Accumulated other comprehensive income (loss) related to Novo.

In March 2016, the Company sold its investment in Regis for $184, resulting in a pre-tax gain of $103 recorded in Other income, net. The cost of the investment sold was determined using the specific identification method.

In February 2015, the Company’s $25 certificate of deposit matured.

There were no investment impairments for other-than-temporary declines in value or significant changes in fair value on those available-for-sale securities previously impaired in 2017. In 2016, the Company recognized no investment impairments for other-than-temporary declines in value. As of December 31, 2016, there was a $28 increase in the fair value of available-for-sale securities previously impaired, primarily due to an $18 increase in Gabriel Resources Ltd, $4 increase in EMX Royalty Corp. (formerly known as Eurasian Minerals), $2 increase in Pilot Gold and a $2 increase in Loncor Resources.